UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stafford Capital Management, LLC.
Address: 222 Kearny St. #204
         San Francisco CA 94108

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Karin M. Blair
Title: C.O.O.
Phone: 415-362-6120
Signature, Place, and Date of Signing:


/s/ Karin M. Blair, 222 Kearny St. #204, San Francisco CA 94108  1/18/2002
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:        68

Form 13F Information Table Value Total:   189,494

List of Other Included Managers:

 No.  13F File Number     Name

Client: Stafford Capital Management, LLC
Registrant: Stafford Capital Management, LLC

Holdings: December 31, 2001

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                                     002824100      84     1500
Actuate Corporation                             00508B102    3247   616200
Agilent Technologies, Inc.                      00846U101       7      228
Albertson's                                     013104104     896    28450
Alloy Online, Inc.                              019855105    4067   188900
Anadarko Petroleum Corp.                        032511107     403     7097
Arthrocare                                      043136100    2514   140225
Barra, Inc.                                     068313105    4700    99800
CEC Entertainment Inc.                          125137109    1818    41900
Chordiant Software Inc.                         170404107    3677   464900
Concord EFS, Inc.                               206197105    1587    48400
Cost Plus, Inc.                                 221485105    4264   160900
Cyberonics                                      23251P102    8127   306350
DeVry, Inc.                                     25189313     4452   156500

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ditech Communications Corp.                     25500M103       8     1300
Dreyer's Ice Cream                              261878102    5956   154650
Dril-Quip                                       262037107    3704   153700
EMC Corporation                                 268648102      39     2900
Eclipsys Corp.                                  278856109    3988   238100
Edwards Lifesciences Corp.                      268648102    6028   218175
Enterasys Networks Inc.                         293637104    4386   495600
Equity Office Properties                        294741103     301    10000
Evergreen Resources, Inc.                       299900308    5504   142550
Expeditors International                        302301109      26      450
Fundtech, Ltd - Foreign                                      2100   391700
General Electric                                369604103      96     2400
HealthSouth Rehab Corp.                         421924101    1306    88100
Home Depot                                      437076102     145     2850
I-many, Inc.                                    44973Q103    3693   382700
Incyte Genomics Inc.                            45337C102    4156   213800

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Jack in the Box                                 466367109    5277   191600
Johnson & Johnson                               478160104      47      800
Kroll, Inc.                                     501049100    3174   210700
Lincoln National Convertible
Security Fund                                   534183108      30     2100
Macrovision Corp.                               555904101    5431   154200
Magnum Hunter Resources, Inc.                   55972F203    3834   461900
Medarex, Inc.                                   583916101    4341   241700
Mercury Computer Systems, Inc.                  589378108    2911    74425
Mercury General Corp.                           589400100    1074    24600
NDCHealth Corporation                           639480102    2616    75725
Nabors Industries                               629568106      62     1800
New Focus Inc.                                  644383101    3105   814900
Nokia                                           654902204      71     2900
Ocular Sciences, Inc.                           675744106    3283   140900
Odyssey RE Holdings Corporation                 67612W108    4282   241900
Olin Corp.                                      680665205     794    49200
Peets Coffee & Tea Inc.                         705560100       8      700

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Pemstar, Inc.                                   706552106    3403   283600
Pennzoil-Quaker State                           709323109    6444   445950
Petsmart                                        716768106    3917   398100
Plum Creek Timber Company, Inc.                 729251108    1049    37000
Polycom, Inc.                                   73172K104    4543   133350
ProBusiness                                     742741104    6500   346150
Protective Life Corp                            743674103    6421   221950
Radvision Ltd. - Foreign                                     4226   556750
Rehabcare Group, Inc.                           759148109    3955   133600
Ross Stores Inc.                                778296103    1796    56000
Safeco Corp.                                    786429100     754    24200
Schlumberger, Ltd.                              806857108      11      200
School Specialty, Inc.                          807863105    3366   147100
SonoSite, Inc.                                  83568G104    7381   287300
Spectralink Corp.                               847580107    3909   228200
Spinnaker Exploration Co.                       84855W109     455    11050
Triton PCS Holdings Inc. Class A                89677M106     748    25600

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Vans, Inc.                                      921930103    4479   351600
Verisign                                        92343E102     742    19500
Watchguard Technologies, Inc.                   941105108     211    32350
Wire One Technologies                           976521104    3565   573100

TOTAL VALUE                                                189494